Financial liabilities - Summary of Conditional Advances and Interest-Free Loans from Government and Public Authorities (Details) - EUR (€) € in Thousands	1 Months Ended		6 Months Ended
	Mar. 31, 2019	Oct. 31, 2018	Jun. 30, 2023	Jun. 30, 2022
Changes in liabilities arising from financing activities
Principal received			€ 150	€ 0
Conditional advances and loans from Government and Public Authorities
Summary Of Conditional Advances, Banks Loans And Loans
Liabilities arising from financing activities at beginning of period			38,512
Changes in liabilities arising from financing activities
Principal received			150
Impact of discounting, accretion and catch-up impact			(833)
Accumulated fixed and variable interest expense accrual			3,628
Repayment			(583)
Liabilities arising from financing activities at end of period			40,874
Bpifrance advance | Conditional advances and loans from Government and Public Authorities
Summary Of Conditional Advances, Banks Loans And Loans
Liabilities arising from financing activities at beginning of period			2,316
Changes in liabilities arising from financing activities
Principal received			0
Impact of discounting, accretion and catch-up impact			8
Accumulated fixed and variable interest expense accrual			17
Repayment			(225)
Liabilities arising from financing activities at end of period			2,116
Interest-free Bpifrance loan | Conditional advances and loans from Government and Public Authorities
Summary Of Conditional Advances, Banks Loans And Loans
Liabilities arising from financing activities at beginning of period			125
Changes in liabilities arising from financing activities
Principal received			0
Impact of discounting, accretion and catch-up impact			0
Accumulated fixed and variable interest expense accrual			0
Repayment			(125)
Liabilities arising from financing activities at end of period			0
Curadigm Bpifrance advance | Conditional advances and loans from Government and Public Authorities
Summary Of Conditional Advances, Banks Loans And Loans
Liabilities arising from financing activities at beginning of period			317
Changes in liabilities arising from financing activities
Principal received			150
Impact of discounting, accretion and catch-up impact			(32)
Accumulated fixed and variable interest expense accrual			0
Repayment			0
Liabilities arising from financing activities at end of period			435
EIB loan
Changes in liabilities arising from financing activities
Principal received	€ 14,000	€ 16,000
Impact of discounting, accretion and catch-up impact			(800)
EIB loan | Conditional advances and loans from Government and Public Authorities
Summary Of Conditional Advances, Banks Loans And Loans
Liabilities arising from financing activities at beginning of period			35,754
Changes in liabilities arising from financing activities
Principal received			0
Impact of discounting, accretion and catch-up impact			(809)
Accumulated fixed and variable interest expense accrual			3,611	800
Accumulated variable interest expense accrual				€ 1,700
Repayment			(233)
Liabilities arising from financing activities at end of period			€ 38,322